Property and equipment, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Depreciation expense	$ 29,088	$ 25,388	$ 46,576